Share-based Compensation - Share-based Compensation of a Subsidiary (Details) - A subsidiary - USD ($)		6 Months Ended
	Jun. 15, 2016	Jun. 30, 2017	Jun. 30, 2016
Share based Compensation
Number of share options granted		0	0
Number of share options cancelled	1,187,372
Number of share options outstanding		0	0
Unrecognized compensation cost		$ 81,000
Research and development expenses
Share based Compensation
Share-based compensation expense		$ 99,000	$ 195,000